Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements - Level 3 [Member] - $ / shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Exercise price (in Dollars per share)	$ 11.50	$ 11.50
Stock price (in Dollars per share)	$ 9.93	$ 10.76
Volatility	15.50%	30.50%
Term	5 years 3 months	5 years 3 months
Risk-free rate	0.98%	0.40%
Dividend yield	0.00%	0.00%